Financial Instruments (Details) - Schedule of Financial Assets, Other than Cash and Short-Term Deposits - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Trade receivables		£ 24,475	£ 14,796
Contract assets		248	3,451
Lease deposits		5,664	5,124
Total financial assets	£ 23,507	30,387	23,371
Current	19,151	24,723	18,247
Non-current	£ 4,356	£ 5,664	£ 5,124